Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Jun. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	33,581,556	33,581,556
Ordinary shares, outstanding	33,581,556	33,581,556